CONDENSED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 19,643	$ 5,127	$ 503
Restricted cash	53	53	53
Due from Parent			597
Prepaid expenses and other current assets	102	212	186
Total current assets	19,798	5,392	1,339
Equipment and furnishings, net	172	198	355
Other assets	2	2
Total assets	19,972	5,592	1,694
Current liabilities:
Accounts payable	366	416	387
Accrued expenses and other current liabilities	1,126	767	544
Deferred revenue	464	491	816
Current maturities of capital lease obligations	2	5	29
Total current liabilities	1,958	1,679	1,776
Convertible notes payable			500
Deferred revenue, net of current portion		27
Capital lease obligations, net of current maturities			5
Total liabilities	1,958	1,706	2,281
Commitments and contingencies
Series A convertible preferred stock, value	9,896	9,726
Stockholders' equity (deficit):
Common stock, value	1
Additional paid-in capital	39,671	11,317	3,690
Deficit accumulated during the developmental stage	(31,554)	(17,157)	(4,277)
Total stockholders' equity (deficit)	8,118	(5,840)	(587)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 19,972	$ 5,592	$ 1,694